Investment Strategy	Sep. 30, 2026
Wahed FTSE USA Shariah ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return performance, before fees and expenses, of the Index. The Index is composed of common stocks of large- and mid-capitalization U.S. companies the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts (each, a “Shariah-compliant company”).
FTSE Shariah USA Index
The Index is constructed using an objective, rules-based methodology and is comprised of those companies included in the FTSE USA Index that are determined to be Shariah-compliant companies based on their business activities and certain financial ratios, as described below. The Shariah-compliant companies are then weighted in the Index according to their market capitalization.
Companies that receive income in excess of 5% of their total revenue from Shariah-prohibited activities are removed from the list of companies eligible for inclusion in the Index. Examples of such activities include:
•Conventional finance (non-Islamic banking, finance and insurance, etc.);
•Alcohol production or sale;
•Pork-related products and non-halal food production, packaging, and processing or any other activity related to pork and non-halal food;
•Casino management, gambling, or adult entertainment;
•Tobacco manufacturing or sale; and
•Weapons, arms, and other defense manufacturing.
Only those companies that pass the following financial ratios will be considered Shariah-compliant:
•Debt is less than 33.333% of total assets;
•Cash and interest-bearing items are less than 33.333% of total assets;
•Accounts receivable and cash are less than 50% of total assets; and
•Total interest and non-compliant activities income should not exceed 5% of total revenue.
The Index constituents are reviewed on an ongoing and annual basis to ensure that they continue to be Shariah-compliant companies. The Index is reconstituted quarterly. If it is discovered during an ongoing review that a non-compliant security has been included in the Index in error, the security is removed from the Index and the Fund within two business days following the discovery of the error. The Index’s constituent securities are also reviewed on both an ongoing basis and annual basis by a Shariah consultant, Yasaar Limited, to determine if any of the constituents should be considered for potential income remediation or “Purification.” Purification is the process by which an investor donates certain income earned from his or her investment in the Fund because certain of the Fund’s investments unintentionally earned small amounts of income deemed to be prohibited by Shariah principles, such as interest income. As discussed under “Dividend Purification,” the Fund publishes on its website the per share amount to be purified on a quarterly basis.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index. Wahed Invest LLC (the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations such as tax diversification requirements that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Index, but which comply with Shariah principles and which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions). The Fund may also invest up to 20% of its total assets in cash and other investments, such as cash equivalents and shares of other investment companies, each of which will be compatible with Shariah principles. Uninvested monies will be held in non-interest-bearing accounts.
To the extent the Index concentrates (i.e., invests more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 22, 2026, the Index, and likewise the Fund, were concentrated in the Semiconductors & Semiconductor Equipment Industry. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of May 31, 2026, 59.4% of the Fund’s net assets were invested in securities within the Manufacturing Sector.
As of July 31, 2026, the Index had 211 constituents, and the four largest stocks and their weightings in the Index were Nvidia Corp. (12.33%), Apple, Inc. (11.76%), Microsoft Corp. (9.09%) and Alphabet Inc. Class A (5.46%).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 22, 2026, the Index, and likewise the Fund, were concentrated in the Semiconductors & Semiconductor Equipment Industry.
Wahed Dow Jones Islamic World ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities, including common stock and American Depositary Receipts (“ADRs”), of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts (each, a “Shariah Compliant Company”). Wahed Invest LLC (the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic Market International Titans 100 Index (the “Index”). The Index, a data-driven index owned and maintained by S&P Dow Jones Indices, is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.
While the Adviser expects to invest in securities included in the Index, it may determine to invest in different securities or in the same securities but at different times or in different weights than included in the Index when it believes doing so is more consistent with requirements of Shariah, or otherwise in the best interests of the Fund. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of companies domiciled in countries classified as developed market (excluding U.S. domiciled companies), emerging market, or frontier market with characteristics that are determined to be compliant with Shariah principles and/or in investments that provide exposure to such companies.
The Fund may invest without limit in issuers in both developed and emerging markets, including frontier markets. Frontier market and emerging market countries are those countries with low- and middle-income economies, respectively, as classified by the World Bank, or included in any of the Morgan Stanley Capital International (“MSCI”) frontier markets or emerging markets indices.
Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash reserves do not earn income.
Dow Jones Islamic Market International Titans 100 Index
The Index is constructed using an objective, rules-based methodology and is comprised of securities issued by companies domiciled in countries classified as developed (excluding U.S. domiciled companies), emerging market, or frontier market that are determined to be
Shariah Compliant Companies based on their business activities and certain accounting-based screens, as described below. The Shariah Compliant Companies are then weighted in the Index according to their float-adjusted market capitalization.
A company that receives income in excess of 5% of its total revenue from Shariah-prohibited activities is removed from the list of companies eligible for inclusion in the Index (the “Index Universe”). Examples of such activities include:
•Conventional finance (non-Islamic banking, finance and insurance);
•Alcohol production or sale;
•Pork-related products;
•Entertainment (hotels, casinos/gambling, cinema, pornography, music);
•Tobacco manufacturing or sale; and
•Weapons, arms, and other defense manufacturing.
Only those companies in the Index Universe that pass the following accounting-based screens will be considered Shariah-compliant:
•Total debt divided by trailing 24-month average market capitalization is less than 33% of total assets;
•The sum of a company’s cash and interest-bearing securities divided by trailing 24-month average market capitalization is less than 33% of total assets; and
•Accounts receivables divided by trailing 24-month average market capitalization is less than 33% of total assets.
The top 100 Shariah Compliant Companies based on float-adjusted market capitalization are selected for inclusion in the Index. The weight of each company is capped at 10% of the Index.
Any changes to the composition of the Index will be implemented in connection with its reconstitution, which will occur annually in September. The Index will be rebalanced quarterly, in March, June, September and December. Constituents’ index weightings are calculated using closing prices on the Wednesday prior to the second Friday of the rebalancing month as the reference price. Index share amounts are calculated and assigned to each stock to arrive at the weights determined on the reference date. Changes are announced on the second Friday of the review month and are implemented at the opening of trading on the Monday following the third Friday of the review month. In addition, the S&P Dow Jones Indices LLC (the “Dow Jones Index Provider”), the index provider and calculation agent for the Index, engaged Shariah consultant, Ratings Intelligence Partners (“RIP”), to conduct ongoing monitoring of Index constituents. RIP may provide information to the Dow Jones Index Provider between quarterly rebalances. A company deemed compliant for the prior evaluation period that exceeds the maximum ratio for any accounting-based screen for the current evaluation period will continue to be considered compliant if the ratio is within two percentage points of the maximum allowed. However, if the maximum is breached for three consecutive evaluation periods, the company will be deemed non-compliant. If any of a company’s ratios are above the two-percentage point buffer limit, the company will immediately be deemed non-compliant and will be removed from the Index. A company deemed non-compliant for the prior evaluation period that passes all accounting-based screens for the current evaluation period will remain non-compliant if any ratio is within two percentage points of the maximum allowed. However, if the company satisfies all three ratios for three consecutive evaluation periods the company will be deemed compliant. If all three ratios are below the two percentage point buffer limit, the company will immediately be deemed compliant and will be eligible for inclusion in the Index.
The Index’s constituent securities also are reviewed on both an ongoing basis and annual basis by RIP to determine if any of the constituents should be considered for potential income remediation, or “Purification.” Purification is the process by which an investor donates certain income earned from his or her investment in the Fund because certain of the Fund’s investments unintentionally earned small amounts of income deemed to be prohibited by Shariah principles, such as interest income. As discussed under “Dividend Purification,” the Fund publishes on its website the per share amount to be purified on an annual basis.
As of August 30, 2026, the Index was composed of 104 constituents, representing investments in companies domiciled in 20 countries.
The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of May 31, 2026, 45.9% of the Fund’s net assets were invested in securities within the Information Technology Sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of companies domiciled in countries classified as developed market (excluding U.S. domiciled companies), emerging market, or frontier market with characteristics that are determined to be compliant with Shariah principles and/or in investments that provide exposure to such companies.